UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Kristina Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2019

Date of reporting period:  February 28, 2019

Item 1. Reports to Stockholders.

Annual Report
February 28, 2019

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF
Ticker: PPTY

Beginning on April 29, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the PPTY – U.S. Diversified Real Estate ETF (“PPTY” or the “Fund”). The following information pertains to the fiscal period of March 26, 2018 through February 28, 2019 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the PPTYX - U.S. Diversified Real Estate Index (the “Index”). The Index is a passive, rules-based strategy index of U.S. real estate equity securities of issuers domiciled and traded in the United States.

The Fund had positive performance during the fiscal Period ending on February 28, 2019. The market price for PPTY increased 19.54% and the NAV increased 19.32%, while the S&P 500 Index, a broad market index, gained 6.72% over the same period. The Fund’s Index returned 18.95%. Meanwhile, outstanding shares ended the period at 3,600,000.

For the Period, the largest positive contributor to return was Equity Residential (EQR US), adding 0.99% to the return of the Fund, gaining 28.05% with an average weighting of 3.67%. The second largest contributor to return was AvalonBay Communities Inc (AVB US), adding 0.89% to the return of the Fund, gaining 26.80% with an average weighting of 3.49%. The third largest contributor to return was PS Business Parks Inc (PSB US), adding 0.88% to the return of the Fund, gaining 35.24% with an average weighting of 2.70%.

For the Period, the largest negative contributor to return was The Macerich Co (MAC US), detracting 0.17% from the return of the Fund, declining 20.18% with an average weighting of 0.71%. The security contributing second-most negatively was Marriott International Inc/MD (MAR US), detracting 0.14% from the return of the Fund, and declining 8.64% with an average weighting of 1.51%. The third largest negative contributor to return was Easterly Government Properties Inc (DEA US), detracting 0.12% from the return of the Fund, and declining 5.36% with an average weight of 1.89%.

For the Period, the best performing security in the Fund was CareTrust REIT Inc (CTRE US), gaining 74.74% and contributing 0.22% to the return of the Fund. The second-best performing security for the Period was Medical Properties Trust Inc (MPW US), gaining 53.29% and contributing 0.05% to the return of the Fund. The third-best performing security was Omega Healthcare Investors Inc (OHI US), gaining 50.35% for the Period and contributing 0.29% to the return of the Fund.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

For the Period, the worst performing security in the Fund was The Macerich Co (MAC US), declining 20.18% and reducing the return of the Fund by 0.17%. The second-worst performing security in the Fund was Wyndham Destinations Inc (WYND US), declining 15.96% and reducing the return of the Fund by 0.07%. The third-worst performing security in the Fund was Wyndham Hotels & Resorts Inc (WH US), declining 13.20% and reducing the return of the Fund by 0.04%.

Sincerely,
Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

Must be preceded or accompanied by the most recent prospectus.

Past performance is not a guarantee of future results.

Investments involve risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day at market price. The Fund is a recently organized, diversified management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated, and the Index is expected to be concentrated in real estate-related industries. The composition of the Index is heavily dependent on a proprietary quantitative model as well as information and data supplied by third parties (“Models and Data”). The Fund is expected to invest substantially all of its assets in real estate-related companies. Investments in real estate companies involve unique risks. Real estate companies, including REITs, may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in real estate companies include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. The equity securities of smaller companies have historically been subject to greater investment risk than securities of larger companies.

The PPTYX – U.S. Diversified Real Estate Index constructed beginning with the universe of U.S.-listed equity securities with a market capitalization of at least $750 million and meeting certain liquidity thresholds (the “Equity Universe”). Companies in the Equity Universe are then screened to keep only those that derive at least 85% of their income from ownership or management of real property. Companies that meet this criterion are then screened to remove companies that are externally managed or that have a low percentage of their shares directly or indirectly available to the public. The companies remaining after the above screens will constitute the Index. The Index is designed to ensure diversification by property type and by location, while favoring companies with prudent leverage (i.e., the debt-to-enterprise value ratio of real estate investments), all subject to a maximum individual security weighting of 4% at the time of each reconstitution of the Index. The Index is expected to be primarily composed of companies that qualify as real estate investment trusts (“REITs”), but may also include real estate companies that do not qualify as REITs.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and are not a recommendation to buy or sell any security. Please see the Schedule of Investments for a complete list of Fund holdings.

Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice.

Quasar Distributors, LLC, distributor.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

This chart illustrates the performance of a hypothetical $10,000 investment made on March 26, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Cumulative Returns	Since
Period Ended February 28, 2019	Inception(1)
PPTY – U.S. Diversified Real Estate ETF – NAV	19.32%
PPTY – U.S. Diversified Real Estate ETF – Market	19.54%
PPTYX – U.S. Diversified Real Estate Index(2)(3)	18.95%
Morningstar U.S. Real Estate Total Return Index(2)(4)	18.77%
S&P 500 Index(2)(5)	6.72%

The Performance data quoted is historical.  Past performance is not a guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund's prospectus dated March 26, 2018, is 0.53%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is March 26, 2018.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
The index is designed to use stable geographic and property type targets to provide diversified exposure to U.S. real estate. The index is designed to provide diversification by property type and location.

(4)	The index consists of mortgage companies, property management companies and REITs.
(5)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

PORTFOLIO ALLOCATION
As of February 28, 2019 (Unaudited)

	Percentage of
Sector	Net Assets
Residential REITs	21.2%
Office REITs	17.5%
Retail REITs	14.2%
Industrial REITs	13.1%
Specialized REITs	9.8%
Diversified REITs	9.0%
Health Care REITs	6.8%
Hotels, Resorts and Cruise Lines	4.2%
Hotel & Resort REITs	3.7%
Health Care Facilities	0.3%
Short-term Investments	0.0	%(a)
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

(a)	Less than 0.05%

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

SCHEDULE OF INVESTMENTS
February 28, 2019

Shares	Security Description	Value

COMMON STOCKS – 99.8%

	Hotels, Resorts and Cruise Lines – 4.2%
4,091	Choice Hotels International, Inc.	$326,625
12,692	Extended Stay America, Inc.	231,502
14,274	Hilton Worldwide Holdings, Inc.	1,186,169
6,021	Hyatt Hotels Corporation – Class A	438,148
14,736	Marriott International, Inc./MD	1,845,980
7,318	Wyndham Hotels & Resorts, Inc.	384,707
		4,413,131

	Health Care Facilities – 0.3%
3,937	National HealthCare Corporation	320,511

	Diversified REITs – 9.0%
4,671	Alexander & Baldwin, Inc. (a)	107,106
34,817	American Assets Trust, Inc.	1,512,450
6,717	Empire State Realty Trust, Inc.	102,233
10,828	Lexington Realty Trust	100,592
26,568	Liberty Property Trust	1,257,463
25,750	PS Business Parks, Inc.	3,789,629
63,786	VEREIT, Inc.	508,374
4,076	Washington Real Estate Investment Trust	107,973
26,383	WP Carey, Inc.	1,948,912
		9,434,732

	Health Care REITs – 6.8%
16,015	CareTrust REIT, Inc.	357,775
31,669	HCP, Inc.	974,455
13,880	Healthcare Realty Trust, Inc.	439,302
19,459	Healthcare Trust of America, Inc.	554,387
7,707	LTC Properties, Inc.	342,345
5,710	Medical Properties Trust, Inc.	104,093
5,253	National Health Investors, Inc.	409,892
14,381	Omega Healthcare Investors, Inc.	516,278
24,706	Physicians Realty Trust	446,437
4,934	Sabra Health Care REIT, Inc.	89,404
21,193	Ventas, Inc.	1,329,861
22,095	Welltower, Inc.	1,641,879
		7,206,108

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Hotel and Resort REITs – 3.7%
19,654	Apple Hospitality REIT, Inc.	$323,898
9,668	Chatham Lodging Trust	193,167
8,353	Chesapeake Lodging Trust	251,592
8,297	CorePoint Lodging, Inc.	115,909
24,737	DiamondRock Hospitality Company	264,439
37,143	Host Hotels & Resorts, Inc.	728,374
14,575	Park Hotels & Resorts, Inc.	455,323
8,703	Pebblebrook Hotel Trust	278,583
13,218	RLJ Lodging Trust	245,458
4,318	Ryman Hospitality Properties, Inc.	349,715
9,317	Summit Hotel Properties, Inc.	106,121
19,492	Sunstone Hotel Investors, Inc.	293,355
13,831	Xenia Hotels & Resorts, Inc.	270,119
		3,876,053

	Industrial REITs – 13.1%
29,021	Americold Realty Trust	834,354
49,471	Duke Realty Corporation	1,462,857
8,415	EastGroup Properties, Inc.	889,129
32,272	First Industrial Realty Trust, Inc.	1,081,757
84,924	Monmouth Real Estate Investment Corporation	1,126,092
52,137	Prologis, Inc.	3,652,719
9,159	Rexford Industrial Realty, Inc.	313,971
47,272	STAG Industrial, Inc. – Class A	1,308,489
75,379	Terreno Realty Corporation	3,083,001
		13,752,369

	Office REITs – 17.5%
10,956	Alexandria Real Estate Equities, Inc.	1,488,811
14,444	Boston Properties, Inc.	1,916,574
6,867	Brandywine Realty Trust	107,949
23,928	Columbia Property Trust, Inc.	517,563
35,715	Corporate Office Properties Trust	928,233
64,314	Cousins Properties, Inc.	612,269
25,492	Douglas Emmett, Inc.	983,991
127,978	Easterly Government Properties, Inc.	2,301,045
34,628	Equity Commonwealth	1,130,604

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Office REITs – 17.5% (Continued)
35,084	Highwoods Properties, Inc.	$1,624,740
43,321	Hudson Pacific Properties, Inc.	1,439,124
11,287	JBG SMITH Properties	454,753
17,336	Kilroy Realty Corporation	1,277,837
7,551	Paramount Group, Inc.	108,432
5,332	Piedmont Office Realty Trust, Inc.	109,146
12,974	SL Green Realty Corporation	1,177,001
61,479	Tier REIT, Inc.	1,490,866
11,458	Vornado Realty Trust	771,238
		18,440,176

	Residential REITs – 21.2%
11,211	American Campus Communities, Inc.	505,168
105,007	American Homes 4 Rent – Class A	2,293,353
47,657	Apartment Investment & Management Company	2,331,858
18,073	AvalonBay Communities, Inc.	3,517,547
18,240	Camden Property Trust	1,789,162
9,866	Equity LifeStyle Properties, Inc.	1,071,842
47,143	Equity Residential	3,473,967
4,995	Essex Property Trust, Inc.	1,397,801
4,692	Invitation Homes, Inc.	107,916
28,458	Mid-America Apartment Communities, Inc.	2,947,680
9,430	Sun Communities, Inc.	1,070,965
40,380	UDR, Inc.	1,793,680
		22,300,939

	Retail REITs – 14.2%
38,491	Acadia Realty Trust	1,096,609
3,442	Agree Realty Corporation	226,243
313	Alexander’s, Inc.	119,475
6,068	Brixmor Property Group, Inc.	105,947
56,349	Brookfield Property REIT, Inc.	1,105,567
10,849	Federal Realty Investment Trust	1,449,318
16,996	Getty Realty Corporation	560,018
6,035	Kimco Realty Corporation	106,156
6,308	Kite Realty Group Trust	99,288
13,992	National Retail Properties, Inc.	728,983

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Retail REITs – 14.2% (Continued)
15,479	Realty Income Corporation	$1,070,528
15,610	Regency Centers Corporation	1,018,553
69,681	Retail Opportunity Investments Corporation	1,196,423
61,732	Retail Properties of America, Inc.	769,181
8,237	RPT Realty	104,445
2,774	Saul Centers, Inc.	157,203
12,472	Seritage Growth Properties – Class A	550,639
12,346	Simon Property Group, Inc.	2,236,600
7,814	SITE Centers Corp.	104,317
12,371	Spirit Realty Capital, Inc.	478,015
4,449	Tanger Factory Outlet Centers, Inc.	96,054
14,302	The Macerich Company	623,567
4,988	Urban Edge Properties	96,867
24,774	Urstadt Biddle Properties, Inc.	518,272
11,977	Weingarten Realty Investors	345,057
		14,963,325

	Specialized REITs – 9.8%
7,733	CoreSite Realty Corporation	790,699
9,053	CubeSmart	277,384
18,415	CyrusOne, Inc.	917,804
23,054	Digital Realty Trust, Inc.	2,607,868
7,595	Equinix, Inc.	3,216,483
4,905	Extra Space Storage, Inc.	470,586
2,602	Life Storage, Inc.	253,955
5,295	National Storage Affiliates Trust	149,954
4,312	Public Storage	911,945
17,019	QTS Realty Trust, Inc. – Class A	710,203
		10,306,881
	TOTAL COMMON STOCKS
	(Cost $98,141,853)	105,014,225

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Continued)

Shares	Security Description	Value

SHORT-TERM INVESTMENTS – 0.0% (b)
	Money Market Funds – 0.0% (b)
24,470	First American Treasury Obligations
	Fund, Class X, 2.31% (c)	$24,470
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $24,470)	24,470
	TOTAL INVESTMENTS – 99.8%
	(Cost $98,166,323)	105,038,695
	Other Assets in Excess of Liabilities – 0.2%	176,413
	NET ASSETS – 100.0%	$105,215,108

Percentages are stated as a percent of net assets.
(a)	Non-Income Producing Security.
(b)	Less than 0.05%.
(c)	Annualized seven-day yield as of February 28, 2019.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2019

ASSETS
Investments in Securities, at Value*	$105,038,695
Interest and Dividends Receivable	219,295
Total Assets	105,257,990

LIABILITIES
Management Fees Payable	42,882
Total Liabilities	42,882

NET ASSETS	$105,215,108

NET ASSETS CONSIST OF:
Paid-in Capital	$98,484,323
Total Distributable Earnings (Accumulated Deficit)	6,730,785
Net Assets	$105,215,108

Net Asset Value (unlimited shares authorized):
Net Assets	$105,215,108
Shares Outstanding (No Par Value)	3,600,000
Net Asset Value, Offering and Redemption Price per Share	$29.23
* Identified Cost:
Investments in Securities	$98,166,323

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

STATEMENT OF OPERATIONS
Period Ended February 28, 2019(a)

INVESTMENT INCOME
Dividends	$1,817,150
Interest	1,724
Total Investment Income	1,818,874
EXPENSES
Management Fees	345,347
Total Expenses	345,347
Net Investment Income (Loss)	1,473,527

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	2,235,186
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Securities	6,872,372
Net Realized and Unrealized Gain (Loss) on Investments	9,107,558
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$10,581,085

(a)	The Fund commenced operations on March 26, 2018. The information presented is for the period from March 26, 2018 to February 28, 2019.

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
February 28, 2019(a)
OPERATIONS
Net Investment Income (Loss)	$1,473,527
Net Realized Gain (Loss) on Investments	2,235,186
Change in Unrealized Appreciation (Depreciation) of Investments	6,872,372
Net Increase (Decrease) in Net Assets Resulting
from Operations	10,581,085

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(1,671,135)
Total Distributions to Shareholders	(1,671,135)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	111,926,795
Payments for Shares Redeemed	(15,621,665)
Transaction Fees (Note 6)	28
Net Increase (Decrease) in Net Assets Derived
from Capital Share Transactions(b)	96,305,158
Net Increase (Decrease) in Net Assets	$105,215,108

NET ASSETS
Beginning of Period	$—
End of Period	$105,215,108

(a)	The Fund commenced operations on March 26, 2018. The information presented is for the period from March 26, 2018 to February 28, 2019.
(b)	Summary of capital share transactions is as follows:

Shares
Shares Sold	4,150,000
Shares Redeemed	(550,000)
Net Increase (Decrease)	3,600,000

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	February 28, 2019(a)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)	0.58
Net Realized and Unrealized Gain (Loss) on Investments	4.21
Total from Investment Operations	4.79

LESS DISTRIBUTIONS:
From Net Investment Income	(0.48)
From Net Realized Gains	(0.08)
Total Distributions	(0.56)
Transaction Fees (See Note 6)	—	(c)
Net Asset Value, End of Period	$29.23
Total Return	19.32	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$105,215

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.53	%(e)
Net Investment Income to Average Net Assets	2.26	%(e)
Portfolio Turnover Rate(f)	22	%(d)

(a)	Commencement of operations on March 26, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2019

NOTE 1 – ORGANIZATION

PPTY – U.S. Diversified Real Estate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the PPTYX – U.S. Diversified Real Estate Index (the “Index”). The Fund commenced operations on March 26, 2018.

The end of the reporting period for the Fund is February 28, 2019, and the period covered by these Notes to Financial Statements is the fiscal period ended February 28, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, real estate investment trusts, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Continued)

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Continued)

The following is a summary of the inputs used to value the Fund’s investments at the end of the reporting period:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$105,014,225	$—	$—	$105,014,225
Short-Term Investments	24,470	—	—	24,470
Total Investments
in Securities	$105,038,695	$—	$—	$105,038,695

^ See Schedule of Investments for industry breakouts.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

C.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.  The Fund plans to file U.S. Federal and various state and local tax returns. The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained.  Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.  Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.  The Fund recognizes interest and penalties, if any, related to unrecognized tax

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Continued)

benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

G.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These timing differences are primarily due to differing book and tax treatments for in-kind transactions. During the current fiscal period, the following table shows the reclassifications made:

Distributable Earnings
(Accumulated Deficit)	Paid-In Capital
$(2,179,165)	$2,179,165

During the current fiscal period, the Fund realized $2,179,165 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Continued)

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the reporting period, that materially impacted the amounts or disclosures in the Fund’s financial statements other than the below.

On March 28, 2019, a special meeting of the shareholders of the Fund was held at the offices of the Trust for the purpose of approving a new investment advisory agreement between the Trust, on behalf of the Fund, and Vident Advisory, LLC (“Vident Advisory”), a wholly-owned subsidiary of Vident Financial, LLC (“Vident Financial”), the Fund’s index provider and a new investment sub-advisory agreement among the Trust, on behalf of the Fund, Vident Advisory and Vident Investment Advisory, LLC (the “Sub-Advisor”), also a wholly-owned subsidiary of Vident Financial.

Below are the voting results from the special meeting of the Fund (Unaudited):

	For	Against	Abstain
New investment advisory agreement	3,206,157	1,097	—
New investment sub-advisory agreement	3,206,157	1,097	—

J.
Accounting Pronouncement. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Vident Investment Advisory, LLC is the Sub-Adviser for the Fund. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with the Sub-Adviser, transfer

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Continued)

agency, custody, fund administration, securities lending and accounting, and other nondistribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund paid the Adviser 0.53% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
PPTY – U.S. Diversified Real Estate ETF	$16,307,545	$15,754,422

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
PPTY – U.S. Diversified Real Estate ETF	$111,555,303	$15,500,005

There were no purchases or sales of U.S. Government securities in the Fund during the current fiscal period.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of February 28, 2019 in the Fund, were as follows:

Tax cost of investments	$98,527,091
Gross tax unrealized appreciation	$8,206,140
Gross tax unrealized depreciation	(1,694,536)
Net tax unrealized appreciation (depreciation)	6,511,604
Undistributed ordinary income	59,157
Undistributed long-term capital gain	204,835
Accumulated gain (loss)	263,992
Other accumulated gain (loss)	(44,811)
Distributable earnings (accumulated deficit)	$6,730,785

The difference between book and tax-basis cost is attributable to wash sales.

At February 28, 2019, the Fund deferred on a tax basis, post-October capital or late-year ordinary losses of:

Late Year	Post October
Ordinary Loss	Capital Loss
Deferral	Deferral
$—	$44,811

As of February 28, 2019, the Fund did not have any capital loss carryforwards.

The tax character of distributions paid by the Fund during the period ended February 28, 2019, was as follows:

Ordinary Income	Capital Gains
$1,513,527	$157,608

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Continued)

participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Fund is $250 payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the reporting period, Thrivent Trust Company, as a beneficial shareholder, owned greater than 25% of the outstanding shares of the Fund.

NOTE  8 – PRINCIPAL RISKS

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated, and the Index is expected to be concentrated in real estate-related industries. Accordingly, the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Real Estate Investment Risk. The Fund is expected to invest substantially all of its assets in real estate-related companies. Investments in real estate companies involve unique risks. Real estate companies, including REITs, may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in real estate companies include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. Many factors may affect real estate values, including the general and local

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Continued)

economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate, and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Real estate companies are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Because the Fund invests primarily in real estate companies, its performance will be especially sensitive to developments that significantly affect real estate companies.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of PPTY – U.S. Diversified Real Estate ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PPTY – U.S. Diversified Real Estate ETF (the “Fund”), a series of ETF Series Solutions, as of February 28, 2019, and the related statements of operations and changes in net assets and the financial highlights for the period March 26, 2018 (commencement of operations) to February 28, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2019, the results of its operations, the changes in its net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of February 28, 2019, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Exchange Traded Concepts, LLC’s investment companies since 2012. We have served as the auditor of one or more of Vident Advisory, LLC’s investment companies since 2013.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
April 26, 2019

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

		Term of		Number of	Other
	Position	Office		Portfolios	Directorships
	Held	and		in Fund	Held by
Name	with	Length		Complex	Trustee
and Year	the	of Time	Principal Occupation(s)	Overseen by	During Past
of Birth	Trust	Served	During Past Five Years	Trustee	Five Years

Independent Trustees

Leonard M.	Lead	Indefinite	Retired; formerly Chief	47	Independent
Rush, CPA	Indepen-	term;	Financial Officer,		Trustee,
Born: 1946	dent	since 2012	Robert W. Baird		Managed
	Trustee		& Co. Incorporated		Portfolio Series
	and		(wealth management		(38 portfolios)
	Audit		firm) (2000–2011).		(since 2011).
Committee
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder, President,	47	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since 2012	Strategist, Next Generation		Managed
			Wealth Management, Inc.		Portfolio Series
			(since 2005).		(38 portfolios)
(since 2011).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	47	Independent
Born: 1956		term;	Director and General Counsel,		Trustee, PPM
		since 2018	Artisan Partners Limited		Funds
			Partnership (investment adviser)		(9 portfolios)
			(2000–2013); Executive Vice		(since 2018).
President and General Counsel,
Artisan Partners Asset
Management Inc. (2012–2013);
Vice President and General
Counsel, Artisan Funds, Inc.
(investment company)
(2001–2012).

Interested Trustee
Michael A. Castino	Trustee	Indefinite	Senior Vice President, U.S.	47	None
Born: 1967	and	term;	Bancorp Fund Services, LLC
	Chairman	Trustee	(since 2013); Managing Director
		since 2014;	of Index Services, Zacks
		Chairman	Investment Management
		since 2013	(2011–2013).

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

TRUSTEES AND OFFICERS
(Continued) (Unaudited)

The Officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
	Position(s)	Office
	Held	and
Name	with	Length
and Year	the	of Time
of Birth	Trust	Served	Principal Occupation(s) During Past Five Years
Principal Officers of the Trust
Kristina R. Nelson	President	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982		term;	(since 2014); Assistant Vice President, U.S. Bancorp Fund
		since 2019	Services, LLC (2013–2014).

Michael D. Barolsky	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1981	President	term;	(since 2019); Vice President, U.S. Bancorp Fund Services,
	and	since 2014	LLC (2012-2019); Associate, Thompson Hine LLP
	Secretary	(other roles	(law firm) (2008–2012).
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Compliance	term;	(since 2015); Vice President, U.S. Bancorp Fund Services,
	Officer	since 2015	LLC (2014–2015); Assistant Vice President, U.S. Bancorp
Fund Services, LLC (2011–2014).

Kristen M.	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Weitzel, CPA		term;	(since 2015); Assistant Vice President, U.S. Bancorp Fund
Born: 1977		since 2014	Services, LLC (2011–2015); Manager,
		(other roles	PricewaterhouseCoopers LLP (accounting firm)
		since 2013)	(2005–2011).

Brett M. Wickmann	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Treasurer	term;	(since 2017); Assistant Vice President, U.S. Bancorp Fund
		since 2017	Services, LLC (2012–2017).

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services, LLC
Born: 1983	Treasurer	term;	(since 2016); Officer, U.S. Bancorp Fund Services, LLC
		since 2017	(2012–2016)

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.pptyetf.com.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

EXPENSE EXAMPLE
For the Six Months Ended February 28, 2019 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses
	September 1,	February 28,	Paid During	Annualized
	2018	2019	the Period(a)	Expense Ratio
Actual	$1,000.00	$1,029.90	$2.67	0.53%
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.17	$2.66	0.53%

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)
For the fiscal year ended February 28, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 11.55%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2019 was 9.20%.

SHORT TERM CAPITAL GAIN (Unaudited)
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 6.43%.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 10, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “New Agreements”):

•
an Investment Advisory Agreement (the “New Advisory Agreement”) between Vident Advisory, LLC (“Vident Advisory” or the “Adviser”) and the Trust on behalf of the PPTY – U.S. Diversified Real Estate ETF (“PPTY” or the “Fund”); and

•	an Investment Sub-Advisory Agreement (the “New Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Advisor”).

The Board considered that the New Advisory Agreement would replace the Investment Advisory Agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”) (the “Former Advisory Agreement”), which agreement had been in effect since the Fund’s inception in 2018. The Board also considered that the New Sub-Advisory Agreement would enable VIA to continue serving as the Fund’s sub-adviser following the automatic termination of the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, ETC, and VIA (the “Former Sub-Advisory Agreement”) due to the expected change in the Fund’s investment adviser.

Prior to the Meeting, the Board, including the Trustees who are not parties to the New Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided by Vident Advisory and VIA; (ii) the historical performance of the Fund; (iii) Vident Advisory’s expected cost and profits realized from providing such services, including any fall-out benefits enjoyed by Vident Advisory, VIA, or their affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and Sub-Adviser’s fees and other aspects of the New Agreements. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the New Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling, or determinative of its decision.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Approval of the New Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered Vident Advisory’s specific responsibilities in all aspects of day-to-day management of the Fund, noting that the services to be provided under the New Advisory Agreement were identical in all material respects to those services provided under the Former Advisory Agreement.

In considering the nature, extent, and quality of the services to be provided by Vident Advisory, the Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), which had been filed with the SEC and was expected to be declared effective by the SEC upon the SEC’s resumption of normal operations following the lapse in appropriations and government shutdown that began on or about December 21, 2018. The Board noted that Vident Advisory would not commence managing the Fund prior to the effectiveness of its registration form with the SEC.

The Board also considered the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff, as well as a presentation by the executive officers of Vident Advisory and Vident Financial regarding the firms’ history, resources, ownership, key personnel, and compliance program. Although the Board recognized that the Adviser has not operated previously as an SEC-registered investment adviser, the Board also considered the experience of the Adviser’s staff, including with respect to their roles with Vident Financial, LLC, the Fund’s index provider, and VIA, and consequently, their familiarity with the Fund’s underlying index and the Fund’s portfolio.

The Board also considered other services to be provided to the Fund by the Adviser, such as overseeing the activities of the Fund’s investment sub-adviser, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by the Adviser.

Historical Performance. The Board then considered the past performance of the Fund. The Board considered that, because the Adviser had not previously been the Fund’s investment adviser, the performance of the Fund was not directly relevant to their consideration of the New Advisory Agreement.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid to the Adviser for its services to be provided to the Fund under the New Advisory Agreement and noted that such fees were identical to those in the Former Advisory Agreement. The Board then reviewed the expense ratio for the Fund and compared the Fund’s expense ratio to the universe of U.S.-listed Real Estate ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that the

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

expense ratio for the Fund was above the median for the Category Peer Group, but less than the most expensive funds included in the Category Peer Group. The Board further noted that the peer group contained a number of low-cost funds that are part of large fund families and may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser and its affiliates from the Adviser’s relationship with the Fund, taking into account an analysis of the Adviser’s estimated profitability with respect to the Fund.

The Board determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the New Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the New Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the New Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the New Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board noted the responsibilities that VIA would continue to have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board noted that the services to be provided under the New Sub-Advisory Agreement were identical in all material respects to those services provided under the Former Sub-Advisory Agreement.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance infrastructure and the prior determination of the Trust’s Chief Compliance Officer that the Sub-Adviser has appropriate compliance policies and procedures in place. The Board noted that it had previously received a copy of the Sub-Adviser’s registration form (“Form ADV”), as well as the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Board also considered VIA’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be providing sub-advisory services.

After discussion, the Independent Trustees concluded that the Sub-Adviser has the appropriate personnel and compliance policies and procedures to perform its duties under the New Sub-Advisory Agreement and that the nature, overall quality, cost, and extent of such services was expected to be satisfactory.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance as of December 31, 2018. The Board considered that, because the Fund is designed to track the performance of an index, the relevant consideration is the extent to which the Fund tracked its respective index before fees and expenses. The Board also noted that the performance of the index does not take into account the expenses incurred when purchasing or selling securities, which expenses would lower the performance of the Fund seeking to replicate some or all of the holdings of an index. The Board noted that for the since inception period, the Fund’s performance was in line with its index before fees and expenses.

Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees to be paid by the Adviser to VIA for its services to the Fund under the New Sub-Advisory Agreement. The Board considered that the fees to be paid to VIA would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the asset-based fees paid to VIA under the New Sub-Advisory Agreement were the same as the fees paid under the Former Sub-Advisory Agreement and were comparable to the fees charged by VIA for providing similar services to other ETFs. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid by the Fund to the Adviser given the work performed by each firm. The Board concluded that the proposed sub-advisory fees were reasonable.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

The Board also evaluated the compensation and benefits expected to be received by VIA and its affiliates from VIA’s relationship with the Fund. The Board noted that it had previously considered an analysis of VIA’s profitability from servicing the Fund and that the New Sub-Advisory Agreement would not materially change such analysis.

The Board recognized that the Sub-Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the New Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the New Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the New Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files their complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q or Part F of Form N-PORT. The Fund’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q or Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on their website at www.pptyetf.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.pptyetf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.pptyetf.com.

 (This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma 73120

Sub-Adviser
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Index Provider
Vident Financial, LLC
300 Colonial Center Pkwy, Suite 150
Roswell, Georgia 30076

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541

PPTY – U.S. Diversified Real Estate ETF
Symbol – PPTY
CUSIP – 26922A511

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

PPTY US Diversified Real Estate ETF
FYE 2/28/2019
Audit Fees	$14,500
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre approve all audit and non audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

PPTY US Diversified Real Estate ETF
FYE 2/28/2019
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc. – not the sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintain the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

PPTY US Diversified Real Estate ETF
Non-Audit Related Fees	FYE 2/28/2019
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David A. Massart, Leonard M. Rush and Janet Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.
(a)
The Registrant’s [President/Principal Executive Officer] and [Assistant Treasurer/Acting Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*  /s/ Kristina R. Nelson
              Kristina R. Nelson, President (principal executive officer)

Date 4/25/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kristina R. Nelson
   Kristina R. Nelson, President (principal executive officer)

Date 4/25/19

By (Signature and Title)* /s/ Kristen M. Weitzel
      Kristen M. Weitzel, Treasurer (principal financial officer)
Date 4/25/19

* Print the name and title of each signing officer under his or her signature.